BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Brokers and Dealers [Abstract]
Receivables from customers	$ 10,374	$ 10,435
Receivables from brokers, dealers, and clearing organizations	18,513	17,248
Total brokerage receivable	28,887	27,683
Payables to customers	37,237	35,653
Payables to brokers, dealers, and clearing organizations	19,915	18,069
Total brokerage payable	$ 57,152	$ 53,722